Significant Accounting Policies - EPS (Details) - $ / shares	3 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciliation of shares used to calculate basic and diluted earnings per share
Common stock, shares authorized (in shares)	32,000,000				32,000,000	32,000,000
Common stock, par value (in dollars per share)	$ 0.01				$ 0.01	$ 0.01
Common stock, shares issued (in shares)	21,964,809				21,964,809	21,743,498
Common stock, shares outstanding (in shares)	21,964,809				21,964,809	21,743,498
Preferred stock, shares authorized	8,000,000				8,000,000	8,000,000
Preferred stock, shares issued	0				0
Preferred stock, shares outstanding	0				0	0
Dividends declared, per share	$ 0.60	$ 0.50	$ 0.50	$ 0.50	$ 2.10	$ 1.50	$ 1.00
Dividends paid, per share	$ 0.60	$ 0.50	$ 0.50	$ 0.50
Antidilutive stock options					16,000	611,000
Weighted average shares outstanding used to compute basic earnings per share					21,725,000	15,190,000	10,678,000
Incremental shares issuable upon the assumed exercise of stock options					54,000	0	39,000
Unvested restricted stock and restricted stock units					318,000	0	482,000
Shares used to compute diluted earnings (loss) per share					22,097,000	15,190,000	11,199,000